Prepayments and other assets - Allowance for Doubtful Advances (Details) - Allowance for doubtful advances - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Movement in the allowance for doubtful advances:
Balance at the beginning of the year	₨ 16,234	₨ 9,630
Provisions accrued during the year	12,364	10,299
Amount written off during the year	(4,064)	(3,695)
Balance at the end of the year	₨ 24,534	₨ 16,234